Notes Payable and Long-Term Debt	12 Months Ended
Dec. 31, 2015
Notes Payable and Long-Term Debt
Notes Payable and Long-Term Debt

Note 7

Notes Payable and Long-Term Debt

Notes payable of $141 million and $76 million at  December 31, 2015 and 2014, respectively, consisted of obligations due to banks on demand or based on Seaboard’s ability and intent to repay within one year. All of the notes payable outstanding at December 31, 2015 related to foreign subsidiaries, with $61 million denominated in South African rand and $33 million denominated in Argentine pesos. The weighted average interest rate for outstanding notes payable was 11.74% and 14.34% at December 31, 2015 and 2014, respectively.

As of December 31, 2015, Seaboard had uncommitted bank lines totaling $298 million, of which $248 million of the uncommitted lines relate to foreign subsidiaries. Seaboard’s borrowing capacity was reduced by $141 million outstanding under the uncommitted lines and $3 million of letters of credit. The notes payable to banks under the credit lines are unsecured and do not require compensating balances. Facility fees on these agreements are not material. Seaboard has no committed lines of credit as of December 31, 2015. Seaboard cancelled its $200 million long-term committed credit facility effective October 28, 2015. Also, a $50 million committed line related to a foreign subsidiary for the Commodity Trading and Milling segment expired on October 23, 2015.

The following table is a summary of long-term debt at the end of each year:

	December 31,
(Millions of dollars)	2015	2014
Term Loan due 2022	$500	$—
Foreign subsidiary obligations due 2020 through 2023	23	—
Total long-term debt at face value	523	—
Current maturities of long-term debt and unamortized discount	(5)	—
Long-term debt, less current maturities and unamortized discount	$518	$—

Seaboard entered into a Term Loan Credit Agreement dated December 4, 2015 (“Credit Agreement”) with CoBank, ACB; Farm Credit Services of America, PCA; and the lenders party thereto pursuant to which Seaboard Foods obtained a $500 million unsecured term loan (“Term Loan”). Seaboard received proceeds of $499 million, net of a $1 million discount, which will be amortized to interest expense using the effective interest method. Seaboard has guaranteed all obligations of Seaboard Foods under the Term Loan. The Term Loan provides for quarterly payments of the principal balance pursuant to the amortization schedule included in the Credit Agreement, with the balance due on the maturity date, December 4, 2022. The Term Loan bears interest at fluctuating rates based on various margins over a Base Rate (defined as the highest of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus 0.50% per annum, or (c) the Adjusted LIBOR Rate for an Interest Period of one month on such day plus 1.00% per annum) or LIBOR, at the option of Seaboard Foods. The interest rate was 1.90% at December 31, 2015.

The Term Loan requires, among other terms, the maintenance of certain ratios involving a maximum debt to capitalization ratio, which shall not exceed 50% at the end of any fiscal quarter, and minimum tangible net worth, as defined, of not less $2 billion plus 25% of cumulative consolidated net income beginning with the quarter ended December 31, 2015. The Term Loan also includes restrictions of certain subsidiaries to grant liens on assets, incur indebtedness over 15% of consolidated tangible net worth, make certain acquisitions, investments and asset dispositions in excess of specified amounts, and limits aggregate dividend payments to $25 million per year under certain circumstances. Seaboard is in compliance with all restrictive debt covenants relating to these agreements as of December 31, 2015.

In 2015, Seaboard’s Argentine subsidiary obtained long-term debt financing, comprised of five loans denominated in Argentine pesos. The maturities range from May 2020 to May 2023, with principal payments due at least quarterly. Interest, payable monthly, is fixed for the first twelve months at rates ranging from 15.00% to 32.00%, then thereafter determined by the average interest rate paid by retail banks on 30-day fixed-deposits over $1 million. The weighted average interest rate was 30.23% at December 31, 2015. All of the foreign subsidiary debt is guaranteed by Seaboard, except $3 million is secured by property, plant and equipment.

The aggregate minimum principal payments required on long-term debt at December 31, 2015 are as follows: $4 million in 2016, $17 million in 2017, $21 million in 2018, $34 million in 2019, $43 million in 2020 and $404 million thereafter.

In July 2014, Seaboard provided notice of optional prepayment to its lenders related to a credit agreement with an original maturity of 2021. The total principal payment of $86 million was made on August 29, 2014. In addition, Seaboard was required to pay an approximately $4 million fee for early payment of this long-term debt that was charged to interest expense in the third quarter of 2014. In November 2013, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective December 20, 2013 and paid $18 million in the fourth quarter of 2013. In April 2013, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective May 13, 2013 and paid $11 million in the second quarter of 2013. In December 2012, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective January 14, 2013 and paid $13 million in the first quarter of 2013.